Non-current Assets - Property, Plant and Equipment - Additional Information (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure	$ 15,679,918	$ 15,130,146